Notes and Loans Payable (Details) - Schedule of loans and notes payable - USD ($)	Jun. 30, 2023	Sep. 30, 2022
Schedule of loans and notes payable [Abstract]
Principal loans and notes	$ 704,967	$ 615,500
Discounts	(31,091)	(270,064)
Total	673,876	345,436
Less Current portion	(523,876)	(217,897)
Non-current	$ 150,000	$ 127,539